SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Net interest paid (received)	$1,526	$1,264
Net income taxes paid (received)	594	223
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed consolidated statements of cash flow.
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Accounts receivable	$(988)	$(612)
Inventory	(316)	361
Prepayments and other	(152)	(655)
Accounts payable and other	607	432
Changes in non-cash working capital, net	$(849)	$(474)